NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

22.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
(a)	Major non-cash transactions

During the year, the Group had non-cash additions to right-of-use assets and lease liabilities of nil (2022: CNY1,781) and nil (2022: CNY1,781), respectively, with respect to lease arrangements for motor vehicles, offices and warehouses. On February 27, 2023, the Company entered into a sale and purchase agreement of Zimbabwean lithium mine, which is a non-cash transaction (Note 20 (b)) for more details. On July 28, 2023, the Group had non-cash disposal of PSTT (Note 3). On August 3, 2023, the Company entered into a set-off letter with Feishang to net off the consideration of the disposal of PSTT and promissory note issued under the SPA of the sale and purchase agreement of Zimbabwean lithium mine (Note 20 (b)).

(b)	Changes in liabilities arising from financing activities

Year Ended December 31, 2023	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2023	74,000	—	3,408	7,153	2,915
Changes from financing cash flows	(3,378)	—	3,932	78,520	(1,024)
Foreign exchange difference	—	—	78	—	27
Interest expenses	1,878	—	—	—	99
Disposal of PSTT	(72,500)	—	1,651	—	(1,657)

As of December 31, 2023	—	—	9,069	85,673	360

Year Ended December 31, 2024	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2024	—	—	9,069	85,673	360
Changes from financing cash flows	—	—	1,858	(5,035)	(373)
Foreign exchange difference	—	—	434	(2,071)	7
Interest expenses	—	—	—	—	6

As of December 31, 2024	—	—	11,361	78,567	—

Year Ended December 31, 2024	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2024	—	—	1,243	11,739	49
Changes from financing cash flows	—	—	255	(690)	(51)
Foreign exchange difference	—	—	59	(283)	1
Interest expenses	—	—	—	—	1
Disposal of PSTT	—	—	—	—	—

As of December 31, 2024	—	—	1,557	10,766	—

(c)	Total cash outflow for leases

	2023	2024	2024
	CNY	CNY	US$

Within operating activities	(323)	—	—
Within financing activities	(1,024)	(366)	(51)
Total cash outflow for leases	(1,347)	(366)	(51)